FAIR VALUE MEASUREMENTS - Initial Measurement (Details) - Cik0001819516 Aspirational Consumer Lifestyle Corp	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020	Sep. 25, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input				1.16
Warrant Liability	$ 24,041,268	$ 13,272,784
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant Liability		4,800,000		$ 5,000,000.0
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant Liability		$ 8,500,000		$ 8,700,000
Risk-free interest rate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		0.4	0.4	0.4
Risk-free interest rate | Private Placement Warrants | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.87	0.43
Expected term (years) | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		1	1	1
Expected term (years) | Private Placement Warrants | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	5.04	5.49
Expected volatility | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		20.0	20.0	20.0
Expected volatility | Private Placement Warrants | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	28.7	20.0
Exercise price | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		11.50	11.50	11.50
Exercise price | Private Placement Warrants | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	11.50	11.50